Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ (39,378)	$ (21,117)	$ (16,365)
Unrealized gain on cash flow hedging instruments	3,716	384
Income tax expense	(1,003)	(104)
Unrealized gain on cash flow hedging instruments, net of tax	2,713	280
Reclassification of gain on cash flow hedging instruments into earnings	(2,730)
Income tax expense	737
Reclassification of gain on cash flow hedging instruments into earnings, net of tax	(1,993)
Unrealized (loss) gain on available-for-sale securities	(12)	1	39
Income tax benefit (expense)	4		(15)
Unrealized (loss) gain on available-for-sale securities, net of tax	(8)	1	24
Other comprehensive loss	$ (38,666)	$ (20,836)	$ (16,341)